Common Shares (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]

Years ended March 31,	2020	2019	2018
Denominator (shares in thousands):
Weighted average shares outstanding—basic	84,778	84,577	85,028
Dilutive effect of share equivalents	863	891	685
Weighted average shares outstanding and share equivalents—diluted	85,641	85,468	85,713

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Options to purchase the following number of shares were outstanding but excluded from the computation of diluted earnings per share because the combined exercise prices, unamortized fair values, and assumed tax benefits upon exercise were greater than the average market price for the shares during the periods, so including these options would be anti-dilutive:

Years ended March 31,	2020	2019	2018
Number of ordinary share options (shares in thousands)	285	352	393